Provisions (Schedule of Provisions) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)
Disclosure of other provisions [line items]
Balance as of January 1, 2025	$ 293
Provisions recorded during the year	26
Provisions reversed during the year	(9)
Payments during the year	(43)
Translation differences	22
Balance as of December 31, 2025	289
Site restoration and equipment dismantling [Member]
Disclosure of other provisions [line items]
Balance as of January 1, 2025	244	[1]
Provisions recorded during the year	11	[1]
Provisions reversed during the year	0	[1]
Payments during the year	(42)	[1]
Translation differences	18	[1]
Balance as of December 31, 2025	231	[1]
Legal claims [Member]
Disclosure of other provisions [line items]
Balance as of January 1, 2025	13
Provisions recorded during the year	13
Provisions reversed during the year	0
Payments during the year	(1)
Translation differences	2
Balance as of December 31, 2025	27
Other [Member]
Disclosure of other provisions [line items]
Balance as of January 1, 2025	36
Provisions recorded during the year	2
Provisions reversed during the year	(9)
Payments during the year	0
Translation differences	2
Balance as of December 31, 2025	$ 31

[1]	Main items under 'Site restoration and equipment dismantling'